SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
List Of Accounting Policies [Abstract]
Disclosure of effect of changes in foreign exchange rates
The material reference closing exchange rates to USD applied by the Group are shown in the table below:

	January – December 2022		January – December 2021		January – December 2020
	Income statement (average rate)	Balance sheet (at end of period)	Income statement (average rate)	Balance sheet (at end of period)	Income statement (average rate)	Balance sheet (at end of period)
MXN (Mexican Peso)	20.05	19.48	20.60	20.46	19.70	19.84
GBP (British Pound Sterling)	0.81	0.83	0.73	0.74	0.76	0.73
EUR (Euro)	0.95	0.93	0.83	0.88	0.89	0.81
ILS (Israeli Shekel)	3.38	3.47	3.28	3.11	3.47	3.22
PAB (Panamanian Balboa)	1.00	1.00	1.00	1.00	1.00	1.00
BRL (Brazilian Real)	5.15	5.29	5.46	5.58	4.06	5.17
CRC (Costa Rican Colon)	641.70	591.48	616.52	627.75	587.37	605.33
PEN (Peruvian Sol)	3.83	3.79	3.64	3.99	3.35	3.60
COP (Colombian Peso)	4,277.95	4,829.75	3,570.15	4,070.00	3,336.67	3,479.47
ARS (Argentine Peso)	176.46	176.46	102.69	102.69	84.03	84.03